FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: JUNE 30, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name: Jeffrey S. Halis

                    Address: 153 East 53rd Street, 55th Floor
                            New York, New York 10022

                          Form 13F File Number: 28-7420
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:              Jeffrey S. Halis


Title:
Phone:              212-446-2460

Signature, Place, and Date of Signing:

/s/Jeffrey S. Halis
New York, New York                       August  10, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting  manager are reported in this report.)

[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        76

Form 13F Information Table Value Total:
                                                         $130,870 (thousands)
List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          NONE


Form 13F File Number 28-

Name

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                                                                  FORM 13F INFORMATION

                                                           VALUE  SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------  ----



Bank Mutual Corporation        COM              063748107     4573   324333 SH       SOLE                   324333
Brookline Bancorp, I           COM              113739106     2011   143240 SH       SOLE                   143240
Capitol Federal Financial      COM              14057C106     7309   378113 SH       SOLE                   378113
Dutchfork Bancshares, Inc.     COM              26704P108      954    45000 SH       SOLE                    45000
Empire Federal Bancorp, Inc.   COM              291657104     1448   102316 SH       SOLE                   102316
Evertrust Financial Group Inc. COM              300412103     2365   163700 SH       SOLE                   163700
First Banctrust Corp           COM              31868f102     1044    80000 SH       SOLE                    80000
First Citizens Bancshares      CL A             31946M103      695     6409 SH       SOLE                     6409
First Fed Bankshares           COM              32020V100     1075    84996 SH       SOLE                    84996
Gaston Federal Bancorp Inc.    COM              367304102      357    28900 SH       SOLE                    28900
Gouverneur Bancorp Inc.        COM              383584109       71    11000 SH       SOLE                    11000
Greater Del. Valley Holdings   COM              391688108      285    17350 SH       SOLE                    17350
Hudson City Bancorp            COM              443683107      231    10000 SH       SOLE                    10000
Landmark Bancshares, Inc.      COM              514928100      420    22900 SH       SOLE                    22900
Leeds Federal Bankshares Inc.  COM              524226107     2354   149442 SH       SOLE                   149442
Liberty - MO                   COM              531204105     1128    80148 SH       SOLE                    80148
Liberty Bancorp                COM              529905101     1677   155242 SH       SOLE                   155242
Montgomery Financial Corp.     COM              613826106      268    19600 SH       SOLE                    19600
Mutual First Financial Inc.    COM              62845B104     1856   128000 SH       SOLE                   128000
Northwest Bancorp, Inc.        COM              667328108     1355   129013 SH       SOLE                   129013
Pathfinder Bancorp Inc.        COM              70320A103      212    24900 SH       SOLE                    24900
Pulaski Bancorp Inc.           COM              745357103      389    24100 SH       SOLE                    24100
River Valley Bancorp           COM              768475105      647    36200 SH       SOLE                    36200
Rome Bancorp Inc.              COM              775877103     2163   149200 SH       SOLE                   149200
West Essex Bancorp             COM              952698108      508    30900 SH       SOLE                    30900
Willow Grove Bancorp Inc.      COM              97111E101     2764   223823 SH       SOLE                   223823
Alleghany Corp                 COM              017175100     2513    12381 SH       SOLE                    12381
American Physicians Capital    COM              028884104      936    48000 SH       SOLE                    48000
Bank United Corp Litigation    RT Contingent    065416117       18    55000 SH       SOLE                    55000
Baycorp Holdings Corp          COM              072728108      181    19100 SH       SOLE                    19100
Cypress Communications Inc.    COM              232743104       94   313100 SH       SOLE                   313100
E-Stamp Corp.                  COM              269154100       56   295900 SH       SOLE                   295900
Edwards Lifesciences Corp.     COM              28176e108     2425    92000 SH       SOLE                    92000
Equifax Inc                    COM              294429105     1629    44400 SH       SOLE                    44400
Erie Indemnity                 CL A             29530P102    18143   609849 SH       SOLE                   609849
FMC Corp                       COM NEW          302491303     7871   114800 SH       SOLE                   114800
Flowers Industries Inc.        COM (DELETED)    343496105     1389    44300 SH       SOLE                    44300
Gentiva Health Services        COM              37247A102     4252   236249 SH       SOLE                   236249
Global Payments Inc. when issu COM              37940X102     3308   109900 SH       SOLE                   109900
Huttig Building Products       COM              448451104     1606   316700 SH       SOLE                   316700
Inverness Medial Technology    COM              461268104      370    10000 SH       SOLE                    10000
Lee Enterprises                COM              523768109     2838    86000 SH       SOLE                    86000
Liberte Investors              COM              530154103       98    23117 SH       SOLE                    23117
Liquid Audio                   COM              53631t102     1096   371522 SH       SOLE                   371522
Massey Energy Corp.            COM              576206106      537    27200 SH       SOLE                    27200
Momentum Business Applications CL A             60877P108      942    69300 SH       SOLE                    69300
Neomagic Corp                  COM              640497103       90    25800 SH       SOLE                    25800
Net Perceptions Inc.           COM              64107u101      194   112800 SH       SOLE                   112800
Octel Corp                     COM              675727101     7948   489100 SH       SOLE                   489100
Petrie Stores                  COM              716437108      258   299545 SH       SOLE                   299545
Progress Energy Inc Equity Der COM              743263105        0    20000 SH       SOLE                    20000
Ray Tech Corp                  COM              755103108      153    52000 SH       SOLE                    52000
Redwood Trust Inc.             COM              758075402      801    35200 SH       SOLE                    35200
Resmed Inc.                    COM              761152107      253     5000 SH       SOLE                     5000
Stamps.com Inc.                COM              852857101      991   264353 SH       SOLE                   264353
Synavant Inc.                  COM              87157a105      201    28200 SH       SOLE                    28200
Teledyne Technologies Inc.     COM              879360105     1395    91800 SH       SOLE                    91800
Western Resources              COM              959425109      916    42600 SH       SOLE                    42600
Associated  Bank Corp.         COM              045487105      620    17218 SH       SOLE                    17218
Cabot Microelectronics Corpora COM              12709p103      676    10910 SH       SOLE                    10910
Cardinal Health                COM              14149Y108     1035    15000 SH       SOLE                    15000
Commercial Federal             COM              201647104      300    12991 SH       SOLE                    12991
Hawthorne Financial Corp $2.12 COM              420542102      560    34938 SH       SOLE                    34938
JDS Uniphase Corp              COM              46612j101      824    64600 SH       SOLE                    64600
Johnson & Johnson              COM              478160104     4434    88690 SH       SOLE                    88690
Juniper Networks Inc.          COM              48203r104      386    12400 SH       SOLE                    12400
Magellan Health Services       COM              559079108     1025    80100 SH       SOLE                    80100
Openwave Systems               COM              683718100      671    19325 SH       SOLE                    19325
Richmond County Financial      COM              764556106     1617    43100 SH       SOLE                    43100
Sanmina Corp.                  COM              800907107     1011    43200 SH       SOLE                    43200
Texas Instruments              COM              882508104     1227    38450 SH       SOLE                    38450
Veritas Software Corp          COM              923436109     1129    16964 SH       SOLE                    16964
Washington Mutual              COM              939322103     4027   107250 SH       SOLE                   107250
Deutsche Telecom               SPONSORED ADR    251566105     3295   146778 SH       SOLE                   146778
Telephone & Data Systems Inc.  COM              879433100     5932    54550 SH       SOLE                    54550
Tosco Corp.                    COM NEW          891490302      440    10000 SH       SOLE                    10000
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